Short-term and long-term borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	¥ 9,981	$ 1,566	¥ 60,679
Long-term borrowings	14,344	2,251	22,577
Short-term Investments	615,901	$ 96,648	¥ 1,353,670
Long-term borrowings guaranteed	¥ 2,300
Minimum [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)	2.55%	2.55%
Minimum [Member] | Short-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	0.20%	0.20%	0.20%
Minimum [Member] | Long-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	0.20%	0.20%	0.20%
Term of debt	3 years
Maximum [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)	3.10%	3.10%
Maximum [Member] | Short-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	5.00%	5.00%	5.80%
Maximum [Member] | Long-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	4.30%	4.30%	6.00%
Term of debt	10 years